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REX IncomeMax Option Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%		Shares	Value
Administrative and Support and Waste Management and Remediation Services - 5.0%
Upstart Holdings, Inc. (a)(b)		28,300	$725,895

Finance and Insurance - 23.7%
Affirm Holdings, Inc. (a)(b)		16,700	765,194
Lemonade, Inc. (a)(b)		11,600	727,088
Planet Labs PBC (a)(b)		22,600	631,670
Sable Offshore Corp. (a)(b)(c)		38,600	637,672
Terawulf, Inc. (a)(b)		47,800	689,754
			3,451,378

Information - 20.0%
Applied Digital Corp. (a)(b)		29,800	707,452
AST SpaceMobile, Inc. (a)(b)(c)		8,900	737,543
Fastly, Inc. - Class A (a)(b)		25,800	749,748
Nebius Group NV (a)(b)(c)		7,000	726,320
			2,921,063

Manufacturing - 39.7% (d)
Applied Optoelectronics, Inc. (a)(b)		7,300	617,507
Babcock & Wilcox Enterprises, Inc. (a)(b)		47,900	703,651
Coherent Corp. (a)(b)		2,900	690,809
Firefly Aerospace, Inc. (a)(b)		29,400	837,018
Intuitive Machines, Inc. (a)(b)		39,300	729,408
Lumentum Holdings, Inc. (a)(b)		1,100	773,036
SolarEdge Technologies, Inc. (a)(b)(c)		13,700	699,385
Unusual Machines, Inc. (a)(b)		58,900	730,360
			5,781,174

Software Publishers - 5.0%
Red Cat Holdings, Inc. (a)(b)		55,300	723,877

Utilities - 4.4%
Venture Global, Inc. - Class A (b)(c)		41,300	650,888
TOTAL COMMON STOCKS (Cost $14,061,724)			14,254,275

PURCHASED OPTIONS - 2.3% (a)	Notional Amount	Contracts	Value
Call Options - 1.1% (b)(e)(f)
Affirm Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $46.00	765,194	167	18,203
Applied Digital Corp., Expiration: 04/02/2026; Exercise Price: $26.00	707,452	298	4,470
Applied Optoelectronics, Inc., Expiration: 04/02/2026; Exercise Price: $110.00	617,507	73	730
AST SpaceMobile, Inc., Expiration: 04/02/2026; Exercise Price: $89.00	737,543	89	6,853
Babcock & Wilcox Enterprises, Inc., Expiration: 04/02/2026; Exercise Price: $17.00	703,651	479	7,185
Coherent Corp., Expiration: 04/02/2026; Exercise Price: $267.50	690,809	29	725
Fastly, Inc., Expiration: 04/02/2026; Exercise Price: $30.50	749,748	258	5,160
Firefly Aerospace, Inc., Expiration: 04/02/2026; Exercise Price: $27.00	837,018	294	58,800
Intuitive Machines, Inc., Expiration: 04/02/2026; Exercise Price: $20.50	729,408	393	7,860
Lemonade, Inc., Expiration: 04/02/2026; Exercise Price: $66.00	727,088	116	5,800
Lumentum Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $770.00	773,036	11	3,740
Nebius Group NV, Expiration: 04/02/2026; Exercise Price: $110.00	726,320	70	5,600
Planet Labs PBC, Expiration: 04/02/2026; Exercise Price: $35.00	631,670	226	226
Red Cat Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $14.00	723,877	553	9,954
Sable Offshore Corp., Expiration: 04/02/2026; Exercise Price: $20.50	637,672	386	3,860
SolarEdge Technologies, Inc., Expiration: 04/02/2026; Exercise Price: $57.00	699,385	137	2,466
Terawulf, Inc., Expiration: 04/02/2026; Exercise Price: $16.00	689,754	478	3,824
Unusual Machines, Inc., Expiration: 04/02/2026; Exercise Price: $13.50	730,360	589	5,890
Upstart Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $27.00	725,895	283	4,811
Venture Global, Inc., Expiration: 04/02/2026; Exercise Price: $18.50	650,888	413	2,065
Total Call Options			158,222

Put Options - 1.2% (b)(e)(f)
Affirm Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $39.00	765,194	167	835
Applied Digital Corp., Expiration: 04/02/2026; Exercise Price: $21.00	1,414,904	596	7,152
Applied Optoelectronics, Inc., Expiration: 04/02/2026; Exercise Price: $78.00	1,235,014	146	21,170
AST SpaceMobile, Inc., Expiration: 04/02/2026; Exercise Price: $71.00	1,475,086	178	3,738
Babcock & Wilcox Enterprises, Inc., Expiration: 04/02/2026; Exercise Price: $12.00	1,407,302	958	4,790
Coherent Corp., Expiration: 04/02/2026; Exercise Price: $207.50	1,381,618	58	5,046
Fastly, Inc., Expiration: 04/02/2026; Exercise Price: $24.50	1,499,496	516	5,160
Firefly Aerospace, Inc., Expiration: 04/02/2026; Exercise Price: $21.00	837,018	294	588
Intuitive Machines, Inc., Expiration: 04/02/2026; Exercise Price: $15.50	1,458,816	786	6,288
Lemonade, Inc., Expiration: 04/02/2026; Exercise Price: $56.00	727,088	116	2,320
Lumentum Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $630.00	1,546,072	22	7,920
Nebius Group NV, Expiration: 04/02/2026; Exercise Price: $92.00	1,452,640	140	4,340
Planet Labs PBC, Expiration: 04/02/2026; Exercise Price: $26.00	1,263,340	452	9,040
Red Cat Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $11.00	1,447,754	1,106	5,530
Sable Offshore Corp., Expiration: 04/06/2026; Exercise Price: $15.50	1,275,344	772	26,248
SolarEdge Technologies, Inc., Expiration: 04/02/2026; Exercise Price: $47.00	1,398,770	274	10,686
Terawulf, Inc., Expiration: 04/02/2026; Exercise Price: $13.00	1,379,508	956	9,560
Unusual Machines, Inc., Expiration: 04/02/2026; Exercise Price: $10.50	1,460,720	1,178	17,670
Upstart Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $23.00	725,895	283	1,981
Venture Global, Inc., Expiration: 04/02/2026; Exercise Price: $15.50	1,301,776	826	33,040
Total Put Options			183,102
TOTAL PURCHASED OPTIONS (Cost $597,048)			341,324

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58% (g)		1,063,849	1,063,849
TOTAL MONEY MARKET FUNDS (Cost $1,063,849)			1,063,849

TOTAL INVESTMENTS - 107.4% (Cost $15,722,621)			15,659,448
Liabilities in Excess of Other Assets - (7.4%) (h)			(1,085,489)
TOTAL NET ASSETS - 100.0%			$14,573,959

Percentages are stated as a percentage of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of March 31, 2026 was $3,410,373.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(h)	Includes cash of $291,451 that is pledged as collateral for written options.

REX IncomeMax Option Strategy ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (8.2%) (a)(b)	Notional Amount	Contracts	Value
Call Options - (4.1%)
Affirm Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $42.50	$(765,194)	(167)	$(59,452)
AST SpaceMobile, Inc., Expiration: 04/02/2026; Exercise Price: $80.00	(737,543)	(89)	(39,605)
Babcock & Wilcox Enterprises, Inc., Expiration: 04/02/2026; Exercise Price: $15.00	(703,651)	(479)	(21,555)
Coherent Corp., Expiration: 04/02/2026; Exercise Price: $242.50	(690,809)	(29)	(14,123)
Fastly, Inc., Expiration: 04/02/2026; Exercise Price: $27.50	(749,748)	(258)	(49,536)
Firefly Aerospace, Inc., Expiration: 04/02/2026; Exercise Price: $24.00	(837,018)	(294)	(137,886)
Intuitive Machines, Inc., Expiration: 04/02/2026; Exercise Price: $18.00	(729,408)	(393)	(44,802)
Lemonade, Inc., Expiration: 04/02/2026; Exercise Price: $61.00	(727,088)	(116)	(29,928)
Lumentum Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $700.00	(773,036)	(11)	(27,225)
Planet Labs PBC, Expiration: 04/02/2026; Exercise Price: $31.00	(631,670)	(226)	(4,068)
Red Cat Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $12.50	(723,877)	(553)	(52,535)
SolarEdge Technologies, Inc., Expiration: 04/02/2026; Exercise Price: $52.00	(699,385)	(137)	(16,166)
Terawulf, Inc., Expiration: 04/02/2026; Exercise Price: $14.50	(689,754)	(478)	(22,944)
Unusual Machines, Inc., Expiration: 04/02/2026; Exercise Price: $12.00	(730,360)	(589)	(41,230)
Upstart Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $25.00	(725,895)	(283)	(31,696)
Venture Global, Inc., Expiration: 04/02/2026; Exercise Price: $17.00	(650,888)	(413)	(6,195)
Total Call Options			(598,946)

Put Options - (4.1%)
Applied Digital Corp., Expiration: 04/02/2026; Exercise Price: $23.50	(707,452)	(298)	(20,860)
Applied Optoelectronics, Inc., Expiration: 04/02/2026; Exercise Price: $97.00	(617,507)	(73)	(93,440)
AST SpaceMobile, Inc., Expiration: 04/02/2026; Exercise Price: $80.00	(737,543)	(89)	(13,706)
Babcock & Wilcox Enterprises, Inc., Expiration: 04/02/2026; Exercise Price: $15.00	(703,651)	(479)	(38,320)
Coherent Corp., Expiration: 04/02/2026; Exercise Price: $242.50	(690,809)	(29)	(50,083)
Fastly, Inc., Expiration: 04/02/2026; Exercise Price: $27.50	(749,748)	(258)	(13,416)
Intuitive Machines, Inc., Expiration: 04/02/2026; Exercise Price: $18.00	(729,408)	(393)	(18,471)
Lumentum Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $700.00	(773,036)	(11)	(24,200)
Nebius Group NV, Expiration: 04/02/2026; Exercise Price: $101.00	(726,320)	(70)	(13,160)
Planet Labs PBC, Expiration: 04/02/2026; Exercise Price: $31.00	(631,670)	(226)	(71,642)
Red Cat Holdings, Inc., Expiration: 04/02/2026; Exercise Price: $12.50	(723,877)	(553)	(16,590)
Sable Offshore Corp., Expiration: 04/02/2026; Exercise Price: $18.50	(637,672)	(386)	(90,131)
SolarEdge Technologies, Inc., Expiration: 04/02/2026; Exercise Price: $52.00	(699,385)	(137)	(31,236)
Terawulf, Inc., Expiration: 04/02/2026; Exercise Price: $14.50	(689,754)	(478)	(25,812)
Unusual Machines, Inc., Expiration: 04/02/2026; Exercise Price: $12.00	(730,360)	(589)	(23,560)
Venture Global, Inc., Expiration: 04/02/2026; Exercise Price: $17.00	(650,888)	(413)	(58,233)
Total Put Options			(602,860)
TOTAL WRITTEN OPTIONS (Premiums received $1,200,908)			$(1,201,806)

Percentages are stated as a percentage of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

REX IncomeMax Option Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,254,275	$–	$–	$14,254,275
Purchased Options	–	341,324	–	341,324
Money Market Funds	1,063,849	–	–	1,063,849
Total Investments	$15,318,124	$341,324	$–	$15,659,448

Liabilities:
Investments:
Written Options	$–	$(1,201,806)	$–	$(1,201,806)
Total Investments	$–	$(1,201,806)	$–	$(1,201,806)

Refer to the Schedule of Investments for further disaggregation of investment categories.